Basis of preparation and material accounting policies - Additional information (Detail)		3 Months Ended			4 Months Ended		5 Months Ended		7 Months Ended		12 Months Ended
	Apr. 19, 2023 USD ($) m³	Dec. 31, 2025 m³	Dec. 31, 2024 USD ($) m³	Sep. 30, 2023 m³	Apr. 30, 2025 m³	Apr. 30, 2022 m³	Sep. 30, 2025 m³	Sep. 30, 2024 m³	Apr. 30, 2024 m³	Apr. 30, 2023 m³	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Nov. 20, 2023	Oct. 23, 2023	Oct. 03, 2023
Basis of Preparation and Presentation [Line Items]
Percentage of legal reserve to share capital											20.00%
Prevailing Income tax rates in Argentina and Mexico											30.00%	30.00%	30.00%
Other receivables From Gas IV plan			$ 3,007,000								$ 3,007,000	$ 1,245,000
Export duty rate											8.00%
Gain losses from exportS increase program											$ 45,201,000	81,232,000	$ 0
Average price	$ 3,290
Increase decrease proved developed and undeveloped reserves, sales of minerals in place | m³	1.14
Investments accounted for using equity method			11,906,000								11,906,000	8,619,000
Biological assets			10,027,000								10,027,000
Royalities Payables			0.12								0.12
Additional Royalities Payables			0.03								0.03
Revenues from contract with customers and Royalties and others [Member]
Basis of Preparation and Presentation [Line Items]
Export Duties													$ 43,840,000
Gas IV Plan [Member]
Basis of Preparation and Presentation [Line Items]
Paid consideration											3,839,000	5,189,000
Other receivables From Gas IV plan			$ 3,007,000								$ 3,007,000	$ 1,245,000
Supply of gas | m³		0.17	0.43	0.02	0.17	0.15	0.15	0.17	0.43	0.45
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico											35.00%	35.00%		3.29%	0.86%
Mexico [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico													30.00%
Resolution No. 808/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports																		25.00%
Decree No. 549/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports																	30.00%
Decree No. 597/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports																50.00%
Decree No. 28/23 [Member]
Basis of Preparation and Presentation [Line Items]
Percentage of funds may be received as securities on exports												20.00%
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve											5.00%
Additional royalties percentage			12.00%								12.00%
Top of range [member]
Basis of Preparation and Presentation [Line Items]
Royalities Payables			$ 0.18								$ 0.18